State Street Bank and Trust Company
Legal Administration Services Department
P.O. Box 5501
Boston, MA 02206-5049
October 12, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
Judiciary Plaza
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Service

Re:	State Street Institutional Investment Trust (the “Registrant”) File Numbers: 811-09819; 333-30810 Post-Effective Amendment No. 35/36 to Registration Statement as filed on Form N-1A
Ladies and Gentlemen:
Pursuant to Rule 8b-16 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), Regulation S-T, Rules 472 and 485(a)(1) promulgated under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically for filing via EDGAR on behalf of the Registrant, is Post-Effective Amendment No. 35 under the 1933 Act and Post-Effective Amendment No. 36 under the 1940 Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed under paragraph (a)(1) of Rule 485 for the purpose of adding a new class of shares to the State Street Institutional Liquid Reserves Fund, a series of the Registrant, specifically the Class M Shares. Pursuant to the Commission’s Release No. 33-6510, the Registrant is requesting selective review of only those sections of the Amendment that pertain directly to the Class M Shares. The investment objective, strategies and risks, management information and most other material aspects remain unchanged by the Amendment from the Registrant’s Post-Effective Amendment No. 33 under the 1933 Act and Post-Effective Amendment No. 34 under the 1940 Act to the Registration Statement, filed with the Commission on April 29, 2011 (SEC Accession No. 0000950123-11-042213). The revisions effected by the Amendment relate primarily to the fees and expenses sections, which have been modified to apply to the Class M Shares. The revisions to the Registrant’s Post-Effective Amendment No. 33/34 are as

follows: (i) fee and expense tables, statements regarding the purchase minimum, introduction to the performance information, discussion of fees paid to the administrator and sub-administrator; explanation of eligible investors and statement regarding the Rule 12b-1 fees in the prospectus and (ii) statements regarding the availability of the semi-annual report, statement regarding the percentage limitation on investments discussed in the investment restriction section (pursuant to the Commission’s comment to the registration document of the State Street Money Market Portfolio, the investment pool in which the State Street Institutional Liquid Reserves Fund invests substantially all of its investable assets; SEC Accession No. 0000950123-11-087772); officers table, information regarding control persons, discussion of the administrator and introduction to the independent registered public accounting firm in the Statement of Additional Information.
The Registrant’s most recent Post-Effective Amendment to the Registration Statement pursuant to Rule 485(a) occurred on February 25, 2010, filing date changed to June 14, 2010 (SEC Accession No. 0001144204-10-009924).
The anticipated effective date is the sixtieth (60) day after filing. If you have any questions concerning this filing, please call me directly at (617) 662-1742.
Sincerely,

/s/ David James David James
Secretary